UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/01
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            05/11/01

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              2

Form 13F Information Table Entry Total:                       134

Form 13f Information Table Value Total:                13,225,474
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its four series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners Realty Fund
                                            Longleaf Partners International Fund

     02        028-6417                     Lutheran Church Missouri Synod
                                            Foundation

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109   423099 19863800 SH       SOLE                 15706800           4157000
                                                            190209  8930000 SH       DEFINED 01            8930000
                                                              1065    50000 SH       OTHER                   50000
Aetna US Healthcare            COM              00817Y108   251530  7002500 SH       SOLE                  5745100           1257400
                                                             57867  1611000 SH       DEFINED 01            1611000
                                                               359    10000 SH       OTHER                   10000
Alexander & Baldwin Co.        COM              014482103    52705  2465703 SH       SOLE                  1905703            662800
                                                              2197   102800 SH       OTHER
Alleghany Corp                 COM              017175100   109312   546562 SH       SOLE                   446438            100124
                                                             64599   322993 SH       DEFINED 01             322993
Allied Waste Industries, Inc.  COM              019589308    39390  2512100 SH       SOLE                  1869000            643100
                                                             45329  2890900 SH       DEFINED 01            2890900
                                                               549    35000 SH       OTHER                   35000
Aon Corp                       COM              037389103   140902  3969070 SH       SOLE                  2991070            978000
                                                               710    20000 SH       OTHER                   20000
BKF Capital Group              COM              05548G102      683    32500 SH       SOLE                                      32500
Bay View Capital Corp          COM              07262L101     1753   369800 SH       SOLE                   279800             90000
                                                             25432  5365347 SH       DEFINED 01            5365347
                                                              2379   502000 SH       OTHER                                    502000
Boston Properties              COM              101121101    26108   679000 SH       DEFINED 01             679000
Brascan Corporation            COM              10549P606    10488   647400 SH       SOLE                   647400
Catellus Development Corp      COM              149111106   136278  8652600 SH       SOLE                  6849600           1803000
                                                             92122  5849000 SH       DEFINED 01            5849000
                                                              6613   419900 SH       OTHER                   86000            333900
Coca-Cola Enterprises          COM              191219104     7503   422000 SH       SOLE                   422000
                                                             71120  4000000 SH       DEFINED 01            4000000
Consolidated-Tomoka Land Co.   COM              210226106      375    24981 SH       SOLE                                      24981
Cousins Properties             COM              222795106      484    19350 SH       SOLE                    19350
DeBeers Consolidated Mines - A COM              240253302   471432 12264900 SH       SOLE                  9186900           3078000
                                                            133113  3463100 SH       DEFINED 01            3463100
Deltic Timber Corp             COM              247850100     3064   151300 SH       SOLE                    71300             80000
                                                             30274  1495000 SH       DEFINED 01            1495000
                                                              6581   325000 SH       OTHER                                    325000
Diageo Plc - ADR               COM              25243Q205    92480  2286273 SH       SOLE                  2243273             43000
                                                             38355   948200 SH       DEFINED 01             948200
Excel Legacy Corp.             COM              300665106    39605 16640900 SH       DEFINED 01           16640900
                                                              4879  2050000 SH       OTHER                                   2050000
FedEx Corp.                    COM              31428X106   478610 11482961 SH       SOLE                  9684861           1798100
                                                            234033  5615000 SH       DEFINED 01            5615000
                                                              2384    57200 SH       OTHER                   57200
First Tenn Natl                COM              337162101      742    24000 SH       SOLE                    24000
Fleming Cos                    COM              339130106    30359  1192900 SH       SOLE                   564900            628000
                                                            164000  6444000 SH       DEFINED 01            6444000
Forest City Enterprises, Inc.  COM              345550107    84535  1864050 SH       DEFINED 01            1864050
                                                             15410   339800 SH       OTHER                                    339800
Forest City Enterprises, Inc.  COM              345550305     6677   148600 SH       DEFINED 01             148600
                                                               175     3900 SH       OTHER                                      3900
General Mills                  COM              370334104    79659  1852100 SH       SOLE                  1698600            153500
                                                               774    18000 SH       OTHER                   18000
General Motors                 COM              370442105   489126  9433490 SH       SOLE                  7570290           1863200
                                                            259250  5000000 SH       DEFINED 01            5000000
                                                              1504    29000 SH       OTHER                   29000
Genlyte Group, Inc.            COM              372302109    66357  2407500 SH       DEFINED 01            2407500
Georgia Pacific Corp Timber Gr COM              373298702   378496 13188000 SH       SOLE                 10568000           2620000
                                                            179754  6263200 SH       DEFINED 01            6263200
                                                              5576   194300 SH       OTHER                   39000            155300
Getty Realty Corp.             COM              374297109    17378  1223800 SH       DEFINED 01            1223800
                                                              5640   397200 SH       OTHER                                    397200
Gulf Canada Resources Ltd      COM              40218L305    91058 16616400 SH       SOLE                 14832500           1783900
                                                             88439 16138460 SH       DEFINED 01           16138460
Hilb, Rogal & Hamilton Co.     COM              431294107    58075  1659300 SH       DEFINED 01            1659300
Hilton Hotels Corp             COM              432848109   470393 45013668 SH       SOLE                 35513847           9499821
                                                            274466 26264653 SH       DEFINED 01           26264653
                                                             14142  1353293 SH       OTHER                   83000           1270293
Hollinger International, Inc.  COM              435569108    60780  4247400 SH       SOLE                  2514400           1733000
                                                             96186  6721600 SH       DEFINED 01            6721600
Host Marriott Corporation      COM              44107P104   294424 25207553 SH       SOLE                 20353399           4854154
                                                            164317 14068250 SH       DEFINED 01           14068250
                                                              7056   604150 SH       OTHER                  113048            491102
IHOP Corp.                     COM              449623107    10336   516800 SH       SOLE                   366800            150000
                                                             59562  2978100 SH       DEFINED 01            2978100
                                                             10500   525000 SH       OTHER                                    525000
Knight Ridder                  COM              499040103   312802  5823903 SH       SOLE                  4678203           1145700
                                                            159696  2973300 SH       DEFINED 01            2973300
                                                              2455    45700 SH       OTHER                   45700
Macerich Company               COM              554382101    29720  1354000 SH       DEFINED 01            1354000
Marriott International Class A COM              571903202   480451 11667100 SH       SOLE                  9514100           2153000
                                                            439691 10677300 SH       DEFINED 01           10677300
                                                             12272   298000 SH       OTHER                   63000            235000
Neiman Marcus Group Class B    COM              640204301    17528   580400 SH       SOLE                   580400
                                                             70478  2333700 SH       DEFINED 01            2333700
Neiman-Marcus Group            COM              640204202    20968   643200 SH       SOLE                   501200            142000
Pediatrix Medical Group, Inc.  COM              705324101    41163  1854200 SH       DEFINED 01            1854200
Pepsi Bottling Group, Inc.     COM              713409100   373981  9839010 SH       SOLE                  8691410           1147600
                                                               988    26000 SH       OTHER                   26000
PepsiAmericas. Inc.            COM              71343P200    37365  2395200 SH       SOLE                  2140200            255000
                                                             47625  3052900 SH       DEFINED 01            3052900
Pioneer Natural Resources Co.  COM              723787107   239286 15241157 SH       SOLE                 11729000           3512157
                                                            175856 11201032 SH       DEFINED 01           11201032
                                                              1052    67000 SH       OTHER                   67000
Plum Creek Timber Co., Inc.    COM              729251108     5234   216300 SH       SOLE                   206300             10000
Prime Group Realty Trust       COM              74158J103    38936  2789100 SH       DEFINED 01            2789100
                                                              8693   622700 SH       OTHER                                    622700
RLI Corp                       COM              749607107     4525   110800 SH       SOLE                   110800
Ralcorp Holdings Inc.          COM              751028101     7860   439100 SH       SOLE                   238000            201100
                                                             53199  2972000 SH       DEFINED 01            2972000
Ralston-Ralston Purina Group   COM              751277302     9990   320700 SH       SOLE                   320700
                                                               561    18000 SH       OTHER                   18000
Rayonier, Inc.                 COM              754907103    93896  2273500 SH       SOLE                  1852100            421400
                                                            119770  2900000 SH       DEFINED 01            2900000
                                                              4151   100500 SH       OTHER                                    100500
Saks, Inc.                     COM              79377W108   349236 26864300 SH       SOLE                 21618300           5246000
                                                               377    29000 SH       OTHER                   29000
Scott Technologies, Inc        COM              810022301     2493   112700 SH       SOLE                   112700
                                                             52927  2392200 SH       DEFINED 01            2392200
Sea Containers Ltd Class A     COM              811371707     1206    66000 SH       SOLE                                      66000
                                                             10140   555000 SH       DEFINED 01             555000
ServiceMaster Company          COM              81760N109   332551 29612700 SH       SOLE                 23638300           5974400
                                                               921    82000 SH       OTHER                   82000
Telephone & Data Systems, Inc. COM              879433100    50163   536500 SH       DEFINED 01             536500
Texas Industries               COM              882491103     7525   259200 SH       SOLE                   146600            112600
                                                             29230  1006900 SH       DEFINED 01            1006900
The MONY Group, Inc.           COM              615337102     8589   258700 SH       SOLE                   258700
                                                             69375  2089600 SH       DEFINED 01            2089600
Thomas Industries              COM              884425109     7920   382600 SH       SOLE                   187000            195600
                                                             35042  1692850 SH       DEFINED 01            1692850
Tricon Global Restaurants, Inc COM              895953107   559251 14643900 SH       SOLE                 11619000           3024900
                                                            248617  6510000 SH       DEFINED 01            6510000
                                                              1642    43000 SH       OTHER                   43000
Trizec Hahn                    COM              896938107   274499 18239126 SH       SOLE                 14794126           3445000
                                                            193855 12880700 SH       DEFINED 01           12880700
                                                              9179   609900 SH       OTHER                   54900            555000
U. S. Industries               COM              912080108    17091  2926500 SH       SOLE                  2598500            328000
                                                             47538  8140000 SH       DEFINED 01            8140000
UCAR International, Inc.       COM              90262K109    47992  4137200 SH       SOLE                  3441300            695900
                                                             51620  4450000 SH       DEFINED 01            4450000
USG Corporation                COM              903293405    51984  3402100 SH       SOLE                  2205200           1196900
                                                             46786  3061900 SH       DEFINED 01            3061900
Waste Management, Inc.         COM              94106L109   620088 25104759 SH       SOLE                 20732959           4371800
                                                            398023 16114300 SH       DEFINED 01           16114300
                                                              2221    89925 SH       OTHER                   89925
Wyndham International, Inc.    COM              983101106    32909 15450400 SH       DEFINED 01           15450400
Brascan Corporation            COM              10549P606     3107   190000 SH       SOLE                                     190000
                                                             70074  4285000 SH       DEFINED 01            4285000